DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of notes payable

	March 31, 2025		December 31, 2024
Notes Payable	Principal	Interest	Principal	Interest

Third Party - Insurance Note 1	$—	—%	$13,002	8.00%
Third Party - Insurance Note 2	—	—	4,070	—
Third Party - Insurance Note 3	129,914	—	—	—
Total	$129,914	—	$17,072	—

	December 31, 2024		December 31, 2023
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$13,002	8.00%	$39,968	6.24%
Third Party - Insurance Note 2	4,070	—	2,008	—
Third Party - Insurance Note 3	—	—	—	—
Total	$17,072		$41,976

Schedule of promissory notes payable

	March 31,	December 31,
	2025	2024
Notes Payable	$1,200,000	$2,200,000
Unamortized Discount	(172,293)	(441,604)
Notes Payable, net	$1,027,707	$1,758,396

Notes Payable	$2,200,000
Unamortized Discount	(441,604)
Notes Payable, net	$1,758,396

Schedule of assumptions in determining

	Upon Grant		Upon Exercise
	21 April Fund LP	21 April Fund Ltd	21 April Fund LP	21 April Fund Ltd
Date of Grant (Exercise)	July 22, 2024	July 22, 2024	September 19, 2024	September 19, 2024
Note Value	$—	$—	$—	$—
Issue (Exercise) Stock Price	$2.77	$2.77	$2.49	$2.49
Strike	$3.00	$3.00	$2.61	$2.61
Share Equivalents	92,727	207,273	92,727	207,273
Strike Price discount	0%	0%	0%	0%
Expected Remaining Term (Years)	5.00	5.00	4.84	4.84
Historical Volatility	52%	52%	58%	58%
Expected Volatility	100%	100%	58%	58%
Dividend Yield	0%	0%	0%	0%
Annual Rate of Quarterly Dividends	$0.000	$0.000	$0.000	$0.000
Discount Rate - Bond Equivalent Yield	4.170%	4.170%	3.480%	3.480%

	Upon Grant		Upon Exercise
	21 April Fund LP	21 April Fund Ltd	21 April Fund LP	21 April Fund Ltd
Date of Grant (Exercise)	July 22, 2024	July 22, 2024	September 19, 2024	September 19, 2024
Note Value	$—	$—	$—	$—
Issue (Exercise) Stock Price	$2.77	$2.77	$2.49	$2.49
Strike	$3.00	$3.00	$2.61	$2.61
Share Equivalents	92,727	207,273	92,727	207,273
Strike Price discount	0%	0%	0%	0%
Expected Remaining Term (Years)	5.00	5.00	4.84	4.84
Historical Volatility	52%	52%	58%	58%
Expected Volatility	100%	100%	58%	58%
Dividend Yield	0%	0%	0%	0%
Annual Rate of Quarterly Dividends	$0.000	$0.000	$0.000	$0.000
Discount Rate - Bond Equivalent Yield	4.170%	4.170%	3.480%	3.480%